ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	March 31, 2014	December 31, 2013
Audit fees	$0	$12,000
Payroll taxes	146,042	0
	$146,042	$12,000